NET LOSS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Basic Net Income (Loss) per share
Net loss applicable to shareholders	$ (34,242)	$ (54,749)
Weighted average number of shares outstanding	41,438,383	37,495,818
Net Loss per share	$ (0.83)	$ (1.46)
Diluted Net Income (Loss) per share
Net Loss	$ (34,242)	$ (54,749)
Weighted average number of shares outstanding	41,438,383	37,495,818
Dilutive effect of warrants
Dilutive effect of stock options
Adjusted weighted average number of shares outstanding	41,438,383	37,495,818
Net Loss per share	$ (0.83)	$ (1.46)
Stock Options [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	3,173,321
Warrants [Member]
Diluted Net Income (Loss) per share
Anti-dilutive securities	3,202,562